Document And Entity Information	May 23, 2023
Document Information [Line Items]
Entity, Registrant Name	THE CORETEC GROUP INC.
Document, Type	8-K
Document, Period End Date	May 23, 2023
Entity, Incorporation, State or Country Code	OK
Entity, File Number	000-54697
Entity, Tax Identification Number	73-1479206
Entity, Address, Address Line One	600 S. Wagner Rd.
Entity, Address, City or Town	Ann Arbor
Entity, Address, State or Province	MI
Entity, Address, Postal Zip Code	48103
City Area Code	866
Local Phone Number	916-0833
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001375195